Debt Credit Facilities (Details) - USD ($)		12 Months Ended
	Feb. 26, 2016	Dec. 31, 2015	Dec. 31, 2014
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity		$ 8,000,000
Interest Rate Description		prime rate (as defined in the credit facility) plus a margin
Interest Rate at Period End		5.25%
Covenant Compliance		in compliance
Line of Credit, Current		$ 7,400,000
Interest Expense, Debt		$ 300,000
Debt Instrument, Maturity Date		Feb. 27, 2016
Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
Credit facility sub-limit for subsidiary		$ 3,750,000	$ 3,000,000
Interest Rate Description		prime rate (as defined in the credit facility) plus a margin
Interest Rate at Period End		6.25%
Minimum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Basis Spread on Variable Rate		1.50%
Minimum [Member] | Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
Basis Spread on Variable Rate		2.50%
Maximum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Basis Spread on Variable Rate		1.75%
Maximum [Member] | Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
Basis Spread on Variable Rate		2.75%
Subsequent Event [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date	Aug. 27, 2016
Credit Facility Fee Letter	$ 40,000
Additional Contingent Fees	$ 150,000